Tax Assets and Liabilities - Summary of Movement in Deferred Tax Assets/(Liabilities) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	$ (601)	$ (115)
Acquired in business combination	(1,890)	(1,317)
Recognised in profit or loss	378	800
Effects of movement in foreign exchange rates	336	31
Ending balance	(1,777)	(601)
Property, plant and equipment [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance		(390)
Recognised in profit or loss		362
Effects of movement in foreign exchange rates		28
Intangible assets [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	(30,002)	(33,675)
Acquired in business combination	(1,890)	(1,688)
Recognised in profit or loss	9,110	3,147
Effects of movement in foreign exchange rates	1,866	2,214
Ending balance	(20,916)	(30,002)
Trade and other receivables [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Recognised in profit or loss	51
Effects of movement in foreign exchange rates	(3)
Ending balance	48
Share Based Payments [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	115
Recognised in profit or loss	241	115
Effects of movement in foreign exchange rates	(128)
Ending balance	228	115
Tax loss carry forwards [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Beginning balance	29,286	33,950
Acquired in business combination		371
Recognised in profit or loss	(9,034)	(2,824)
Effects of movement in foreign exchange rates	(1,513)	(2,211)
Ending balance	18,739	$ 29,286
Employee benefits [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Recognised in profit or loss	66
Effects of movement in foreign exchange rates	53
Ending balance	119
Other non-current liabilities [Member]
Disclosure of Movement in Temporary Differences [Line Items]
Recognised in profit or loss	(56)
Effects of movement in foreign exchange rates	61
Ending balance	$ 5